Related Party Transactions (Summary of Related Party Charges) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Operating and maintenance expenses	[1]	$ 43.8	$ 32.1	$ 25.9
General and administrative expenses	[1]	26.3	22.5	18.3
Interest and debt expense	[1]	1.9	4.7
Total	[1]	$ 72.0	$ 59.3	$ 44.2

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.